Other income, net (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Other Income, Net

Other income, net consists of the following:

	Year ended March 31,
	2018	2017	2016
Interest income	$3,693	$2,083	$1,197
Dividend income	3,570	4,131	5,039
Net gain arising on financial assets designated as FVTPL	3	6	41
Others, net	3,964	2,469	2,217

Total	$11,230	$8,689	$8,494